Operating profit	12 Months Ended
Dec. 31, 2020
Operating Profit [Abstract]
Operating profit

3 Operating profit

Accounting policy

Share based remuneration

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant. Non-market based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

Operating profit is stated after charging/(crediting) the following:

		2020	2019	2018
	Note	£m	£m	£m
Staff costs
Wages and salaries		2,173	2,116	1,959
Social security costs		232	230	215
Pensions	6	125	120	135
Share based remuneration		25	32	41
Total staff costs		2,555	2,498	2,350
Depreciation and amortisation
Amortisation of acquired intangible assets	15	376	294	287
Share of joint ventures’ amortisation of acquired intangible assets		—	1	1
Amortisation of internally developed intangible assets	15	319	249	225
Depreciation of property, plant and equipment	17	60	58	62
Depreciation of right-of-use assets		88	82	77
Total depreciation and amortisation		843	684	652
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,487	2,755	2,638
Short-term and low value lease expenses		21	20	18
Operating lease rentals income		(1)	(1)	(3)

The amortisation of acquired intangible assets is included within administration and other expenses.

The Group provides a number of share based remuneration schemes to Directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP), the Retention Share Plan (RSP) and the Bonus Investment Plan (BIP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the respective shares at the date of grant. Conditional shares granted under LTIP, RSP and BIP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK and the Netherlands. Further details are provided in the remuneration report on pages 93 to 114.

Refer to note 2 for further detail on the exceptional costs in Exhibitions.